Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2022	Dec. 31, 2021
Deferred tax assets:
Net Operating Loss and Capital Loss Carryforwards	$ 6,362	$ 2,184
Tax credits	4,289	1,110
Interest expense	3,234	1,196
Investment in partnerships	8,950	0
Other	231	303
Total deferred tax assets	23,066	4,793
Valuation allowance	(22,658)	(1,087)	$ (170)	$ (170)
Total net deferred tax assets	408	3,706
Deferred tax liabilities:
Investment in partnerships	0	(22,471)
Intangibles	(8,243)	(10,450)
Other	(472)	(171)
Total deferred tax liabilities	(8,715)	(33,092)
Net deferred tax liabilities	$ (8,307)	$ (29,386)